DIVIDENDS (Tables)	6 Months Ended
Jun. 30, 2024
DIVIDENDS
Schedule of dividends declared and paid during the year

	Six months ended 30 June
	2024 £m	2023 £m
Final dividend for the year ended 31 December of 4.2 pence per ordinary share (2023: 2.4 pence)	388	222